Note 5 - Trade Receivables	12 Months Ended
Jan. 31, 2013
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 - Trade Receivables

	January 31,	January 31,
	2013	2012
Trade receivables	21,602	17,590
Less: Allowance for doubtful accounts	(1,111)	(732)
	20,491	16,858

Trade receivables of $0.2 million and $0.3 million, not presented in the above table, have been presented as long-term receivables in our consolidated balance sheets at January 31, 2013 and January 31, 2012, respectively. These receivables are not expected to be collected within the next year.

Bad debt expense was $0.3 million, $0.3 million and $0.5 million for the years ended January 31, 2013, January 31, 2012 and January 31, 2011, respectively.